Subsidiary Guarantor Information for Koppers Inc. Senior Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Koppers Inc. Senior Notes [Abstract]
Subsidiary Guarantor Information for Koppers Inc. Senior Notes

17. Subsidiary Guarantor Information for Koppers Inc. Senior Notes

On December 1, 2009, Koppers Inc. issued $300.0 million principal value of Senior Notes. Koppers Holdings and each of Koppers Inc.’s wholly-owned material domestic subsidiaries other than Koppers Assurance, Inc. fully and unconditionally guarantee the payment of principal and interest on the Senior Notes. The domestic guarantor subsidiaries include Koppers World-Wide Ventures Corporation, Koppers Delaware, Inc., Koppers Concrete Products, Inc., Concrete Partners, Inc., Koppers Ventures LLC and Koppers Asia LLC.

Separate condensed consolidating financial statement information for Koppers Holdings Inc. (the parent), Koppers Inc., the domestic guarantor subsidiaries and the non-guarantor subsidiaries as of March 31, 2012 and 2011 and for the three months ended March 31, 2012 and 2011 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$163.2	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	143.0	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	6.7	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	13.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.5	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	10.2	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$10.1	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.8	$(22.6)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$145.1	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	123.3	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	7.3	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	14.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	0.0	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.4	(1.3)	6.9
Income taxes	(0.1)	2.2	0.0	3.1	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.9	10.0	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$9.6	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$15.5	$(16.9)	$16.6

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	100.2	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	79.3	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	24.4	0.0	31.9

Total current assets	5.8	230.2	300.1	246.7	(328.1)	454.7
Equity investments	111.7	77.1	26.5	4.2	(214.1)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	53.4	0.0	153.7
Goodwill	0.0	39.8	0.0	33.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	10.8	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	44.0	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$55.5	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	32.3	0.0	66.5

Total current liabilities	5.0	383.6	14.4	87.8	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	32.4	0.0	151.5

Total liabilities	5.0	913.2	16.9	184.7	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	194.9	(214.1)	112.5
Noncontrolling interests	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(12.0)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(11.5)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	54.1	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$14.6	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.2	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.6	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.5	$0.0	$40.5

22. Subsidiary Guarantor Information for Koppers Inc. Senior Notes

On December 1, 2009, Koppers Inc. issued $300.0 million principal value of Senior Notes. Koppers Holdings and each of Koppers Inc.’s wholly-owned material domestic subsidiaries other than Koppers Assurance, Inc. fully and unconditionally guarantee the payment of principal and interest on the Senior Notes. The domestic guarantor subsidiaries include World-Wide Ventures Corporation, Koppers Delaware, Inc., Koppers Concrete Products, Inc., Concrete Partners, Inc., and Koppers Asia LLC.

Separate condensed consolidating financial statement information for Koppers Holdings Inc. (the parent), Koppers Inc., domestic guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$585.2	$(45.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	496.8	(24.3)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	29.7	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	58.7	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	0.4	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	5.4	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	30.6	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	23.1	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$2.5	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(1.4)	$(27.7)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$462.3	$(38.8)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	378.8	(25.6)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	25.3	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	58.2	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.7	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	15.7	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	40.8	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$40.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$43.0	$(63.7)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$373.1	$(40.0)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	303.2	(16.2)	924.2
Selling, general and administrative	1.8	28.8	3.0	23.7	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	46.2	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	(0.4)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.1	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	11.9	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	29.8	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$27.5	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$36.5	$(83.7)	$43.5

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$26.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	107.2	(524.2)	140.8
Inventories, net	0.0	78.3	1.2	85.9	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	15.8	0.0	23.0

Total current assets	16.6	181.3	460.9	235.8	(524.2)	370.4
Equity investments	76.7	77.1	26.2	3.8	(179.1)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	73.5	0.0	168.2
Goodwill	0.0	39.5	0.0	32.6	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	4.5	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	6.2	(0.1)	27.7

Total assets	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$104.5	$(524.2)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	27.4	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	49.9	132.8	(524.2)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	21.9	0.0	124.5

Total liabilities	4.6	881.3	52.9	154.7	(524.2)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	190.5	(179.2)	88.7
Noncontrolling interests	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$49.3	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(9.3)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(20.9)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.2)	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	27.2	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	0.0	$0.0	0.0	$54.1	0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$15.9	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.8	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.6)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(18.4)	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	45.3	0.0	58.4

Cash and cash equivalents at end of period	0.0	$8.4	0.0	$26.9	0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$22.5	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(5.2)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(5.1)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	19.7	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	25.6	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$45.3	$0.0	$58.4